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May 18, 2000



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:      GE Capital Life Separate Account II
         Registration Number 333-39955

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of this prospectus dated May 1, 2000 is in the exact form in which it will be used.

This text is being filed electronically. If you have any questions, please contact me at 804-281-6901.

Sincerely,



Patricia L. Dysart
Assistant Vice President